Commitments, Guarantees, and Contingent Liabilities (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Commitments and Contingencies Disclosure [Line Items]
Finance lease receivables, loans and investment in operating leases	¥ 2,487,406	¥ 2,527,163
Other assets and other	1,910,090	1,912,870
Total Assets	15,606,595	18,002,776
Asset Pledged as Collateral without Right
Commitments and Contingencies Disclosure [Line Items]
Finance lease receivables, loans and investment in operating leases	208,232	201,058
Investment in securities	97,171	118,860
Property under facility operations	319,928	313,841
Other assets and other	129,419	145,612
Total Assets	¥ 754,750	¥ 779,371